Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 20, 2019
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018